Fair Value Measurement - Reconciliations of assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value Measurement
Balance at Beginning	¥ 1,290,901	¥ 1,388,916
Net unrealized fair value	(221,640)	(67,065)
Foreign currency translation adjustments	164,023	(30,950)
Balance at Ending	¥ 1,233,284	¥ 1,290,901